Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions
Related Party Transactions

23.Related Party Transactions

The Group had no material transactions with related parties for the year ended December 31, 2016, 2017 and 2018, and no material related parties’ balances as of December 31, 2018.